Related party transactions (Details) - EUR (€)		12 Months Ended
	Sep. 05, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Revenue from related party		€ 67,430,000	€ 284,571,000	€ 331,421,000
Accounts receivable, related party		€ 2,969,000	€ 31,139,000
Revenue | Customer Concentration Risk | Expedia
Related Party Transaction [Line Items]
Concentration risk, percentage		27.00%	34.00%	36.00%
LIBOR
Related Party Transaction [Line Items]
Debt basis spread on variable rate		1.00%
Uncommitted Credit Facility
Related Party Transaction [Line Items]
Uncommitted credit facility principle amount		€ 50,000,000.0
Bank of America Merrill Lynch International Ltd. | Uncommitted Credit Facility | LIBOR
Related Party Transaction [Line Items]
Debt basis spread on variable rate	1.00%
Myhotelshop N.V.
Related Party Transaction [Line Items]
Revenue from related party		1,100,000	€ 2,800,000	€ 2,300,000
Principal owner | Expedia
Related Party Transaction [Line Items]
Revenue from related party		66,400,000	281,800,000	331,400,000
Other operating expenses from related party		200,000	800,000	800,000
Accounts receivable, related party		€ 2,900,000	30,900,000
Principal owner | Expedia | Minimum
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms		3 days
Principal owner | Expedia | Maximum
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms		7 days
Principal owner | Data Hosting Services Agreement | Expedia
Related Party Transaction [Line Items]
Termination notice period		30 days
Expenses to related party			45,000	59,000
Principal owner | Services and Support Agreement | Expedia
Related Party Transaction [Line Items]
Termination notice period		90 days
Expenses to related party		€ 300,000	€ 800,000	€ 700,000